Vessels and drydock - Summary of cost capitalized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Drydock Additions\ [Abstract]
Interest eligible to be capitalized	$ 0	$ 0